INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Raw material	$-	$4
Finished goods	72	1,343
Project-in-progress	94	795
Total	$166	$2,142